SHARE-BASED COMPENSATION Outstanding Stock Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)	2,332,889	2,948,874	3,081,674	3,186,414
Options Outstanding, Intrinsic value	$ 215,639
Options Vested (in shares)	1,965,633
Options vested, Intrinsic Value	$ 215,369
$5.00 - $5.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit (in dollars per share)	$ 5.00
Exercise Price, Upper Limit (in dollars per share)	$ 5.50
Options Outstanding (in shares)	341,950
Options Outstanding, Intrinsic value	$ 215,639
Options Vested (in shares)	341,950
Options vested, Intrinsic Value	$ 215,369
Weighted Average Remaining Life	3 years 7 months 3 days
$6.90 - $7.66
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit (in dollars per share)	$ 6.90
Exercise Price, Upper Limit (in dollars per share)	$ 7.66
Options Outstanding (in shares)	258,448
Options Outstanding, Intrinsic value	$ 0
Options Vested (in shares)	258,448
Options vested, Intrinsic Value	$ 0
Weighted Average Remaining Life	6 years 1 month
$7.96 - $8.14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit (in dollars per share)	$ 7.96
Exercise Price, Upper Limit (in dollars per share)	$ 8.14
Options Outstanding (in shares)	69,250
Options Outstanding, Intrinsic value	$ 0
Options Vested (in shares)	69,250
Options vested, Intrinsic Value	$ 0
Weighted Average Remaining Life	5 years 10 months 15 days
$9.17 - $10.98
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit (in dollars per share)	$ 9.17
Exercise Price, Upper Limit (in dollars per share)	$ 10.98
Options Outstanding (in shares)	188,388
Options Outstanding, Intrinsic value	$ 0
Options Vested (in shares)	188,388
Options vested, Intrinsic Value	$ 0
Weighted Average Remaining Life	5 years 2 months 27 days
$11.18 - $11.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit (in dollars per share)	$ 11.18
Exercise Price, Upper Limit (in dollars per share)	$ 11.99
Options Outstanding (in shares)	245,750
Options Outstanding, Intrinsic value	$ 0
Options Vested (in shares)	205,113
Options vested, Intrinsic Value	$ 0
Weighted Average Remaining Life	6 years 4 months 3 days
$12.28 - $12.97
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit (in dollars per share)	$ 12.28
Exercise Price, Upper Limit (in dollars per share)	$ 12.97
Options Outstanding (in shares)	384,473
Options Outstanding, Intrinsic value	$ 0
Options Vested (in shares)	314,755
Options vested, Intrinsic Value	$ 0
Weighted Average Remaining Life	6 years 9 months 8 days
$13.00 - $13.48
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit (in dollars per share)	$ 13.00
Exercise Price, Upper Limit (in dollars per share)	$ 13.48
Options Outstanding (in shares)	155,686
Options Outstanding, Intrinsic value	$ 0
Options Vested (in shares)	135,121
Options vested, Intrinsic Value	$ 0
Weighted Average Remaining Life	7 years 1 month 24 days
$14.03 - $14.88
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit (in dollars per share)	$ 14.03
Exercise Price, Upper Limit (in dollars per share)	$ 14.88
Options Outstanding (in shares)	225,674
Options Outstanding, Intrinsic value	$ 0
Options Vested (in shares)	219,779
Options vested, Intrinsic Value	$ 0
Weighted Average Remaining Life	5 years 2 months 27 days
$16.08 - $17.71
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit (in dollars per share)	$ 16.08
Exercise Price, Upper Limit (in dollars per share)	$ 17.71
Options Outstanding (in shares)	463,270
Options Outstanding, Intrinsic value	$ 0
Options Vested (in shares)	232,829
Options vested, Intrinsic Value	$ 0
Weighted Average Remaining Life	8 years 1 month 3 days